Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLE
Year(a)	Summary Compensation Table Total for PEO ($)(b)	Compensation Actually Paid to PEO ($)(c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(e)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(f)	Net Income ($ in thousands)(g)
2022	$970,674	$1,015,267	$582,935	$624,482	$131.14	$35,752
2021	$695,578	$730,481	$419,314	$430,769	$129.70	$27,834
Column (b).   Reflects compensation amounts reported in the “Summary Compensation Table” for the Corporation’s Principal Executive Officer (PEO), President and Chief Executive Officer, James P. Helt, for the respective years shown.
Column (c).   Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
	2022	2021
Summary Compensation Table Total	$970,674	$695,578
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$—	$18,448
Plus: service cost for pension plans	$28,745	$29,565
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	$95,500	$—
Plus: fair value of awards granted during the year that remain unvested as of year end	$77,454	$19,366
Plus: fair value of awards granted during the year that vest during the year	$31,833	$—
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$—	$3,795
Plus: dividends or other earnings paid during year prior to vesting date of award	$2,061	$625
Compensation Actually Paid	$1,015,267	$730,481
Column (d).   Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other NEOs included in the average figures for 2022 are Mr. Seibel and Ms. Glass and for 2021 are Ms. Glass and David W. Cathell.
Column (e).   Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
	2022	2021
Summary Compensation Table Total	$582,935	$419,314
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$—	$21,936
	2022	2021
Plus: service cost for pension plans	$33,644	$18,765
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	$47,625	$—
Plus: fair value of awards granted during the year that remain unvested as of year end	$38,626	$11,908
Plus: fair value of awards granted during the year that vest during the year	$15,875	$—
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$—	$2,334
Plus: dividends or other earnings paid during year prior to vesting date of award	$1,028	$385
Compensation Actually Paid	$624,482	$430,769
Column (f).   Total shareholder return shows the value at year-end assuming the investment of $100 on the last day of the previous calendar year and the reinvestment of dividends during the year.
Column (g).   Reflects “Net Income” reported in the company’s Consolidated Statements of Income for each year.

Named Executive Officers, Footnote [Text Block]
Column (d).   Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other NEOs included in the average figures for 2022 are Mr. Seibel and Ms. Glass and for 2021 are Ms. Glass and David W. Cathell.

Peer Group Issuers, Footnote [Text Block]	Column (f). Total shareholder return shows the value at year-end assuming the investment of $100 on the last day of the previous calendar year and the reinvestment of dividends during the year.
PEO Total Compensation Amount	$ 970,674	$ 695,578
PEO Actually Paid Compensation Amount	$ 1,015,267	730,481
Adjustment To PEO Compensation, Footnote [Text Block]
Column (c).   Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
	2022	2021
Summary Compensation Table Total	$970,674	$695,578
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$—	$18,448
Plus: service cost for pension plans	$28,745	$29,565
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	$95,500	$—
Plus: fair value of awards granted during the year that remain unvested as of year end	$77,454	$19,366
Plus: fair value of awards granted during the year that vest during the year	$31,833	$—
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$—	$3,795
Plus: dividends or other earnings paid during year prior to vesting date of award	$2,061	$625
Compensation Actually Paid	$1,015,267	$730,481

Non-PEO NEO Average Total Compensation Amount	$ 582,935	419,314
Non-PEO NEO Average Compensation Actually Paid Amount	$ 624,482	430,769
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Column (e).   Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
	2022	2021
Summary Compensation Table Total	$582,935	$419,314
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$—	$21,936
	2022	2021
Plus: service cost for pension plans	$33,644	$18,765
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	$47,625	$—
Plus: fair value of awards granted during the year that remain unvested as of year end	$38,626	$11,908
Plus: fair value of awards granted during the year that vest during the year	$15,875	$—
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$—	$2,334
Plus: dividends or other earnings paid during year prior to vesting date of award	$1,028	$385
Compensation Actually Paid	$624,482	$430,769

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative Total Shareholder Return (TSR).   From 2021 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 39% and 45%, respectively, compared to a 70% increase in our TSR over the same time period.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income.   From 2021 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 39% and 45%, respectively, compared to a 28% increase in our Net Income over the same time period.

Total Shareholder Return Amount	$ 131.14	129.7
Net Income (Loss)	$ 35,752,000	27,834,000
PEO Name	James P. Helt
PEO [Member] | Aggregate Change in the Actuarial Present Value of the Accumulated Benefit Under All Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,448
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 28,745	29,565
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	95,500
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Unvested Awards During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	77,454	19,366
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,833
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,795
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,061	625
Non-PEO NEO [Member] | Aggregate Change in the Actuarial Present Value of the Accumulated Benefit Under All Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		21,936
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	33,644	18,765
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	47,625
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Unvested Awards During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,626	11,908
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,875
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,334
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,028	$ 385